Schedule of Senior secured loans (Details) - USD ($)	Jun. 30, 2026	Mar. 31, 2026	Sep. 30, 2025
IfrsStatementLineItems [Line Items]
Total senior secured loans, net	$ 14,286,267	$ 14,204,177	$ 16,236,880
Less: current portion	(6,650,484)	(6,243,813)	(1,554,867)
Non-current portion	7,635,783	7,960,364	14,682,013
Jgb Senior Secured Loan [Member]
IfrsStatementLineItems [Line Items]
Total senior secured loans, net	13,018,588	14,204,177	16,236,880
FAR Holdings 26 BTC financing [Member]
IfrsStatementLineItems [Line Items]
Total senior secured loans, net	$ 1,267,679